Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 2,473	$ 325,348
Income and Franchise Tax	$ (2,473)	(107,823)	$ (93,535)	$ (238,501)
Redeemable Net Earnings		$ 217,525
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted (in Shares)	10,000,000	10,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock (in Dollars per share)	$ 0.00	$ 0.02
Numerator: Net Income minus Redeemable Net Earnings
Net Income	$ 5,498,071	$ 1,428,859	596.380	(6,480,701)
Redeemable Net Earnings		(217,348)	(61,037)	(144,649)
Non-Redeemable Net Income	5,498,071	1,211,334	(535,343)	(6,625,350)
Denominator: Weighted Average Non-Redeemable B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000
Earnings/Basic and Diluted Non-Redeemable Class B Common Stock (in Dollars per share)	$ 2.20	$ 0.48	$ (0.26)	$ (2.65)